Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Company's Overall Restricted Shares

A summary of the Company’s overall restricted shares activities for the year ended December 31, 2024 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested restricted shares as of December 31, 2023	1,757,495	$7.22
Vested	(111,735)	$8.62
Forfeited	(171,569)	$7.13
Unvested restricted shares as of December 31, 2024	1,474,191	$9.64

Summary of the Company's Warrants Activity

A summary of the Company’s warrants activity for the year ended December 31, 2024 is as follows:

Number of Warrants
Outstanding as of December 31, 2023	18,500,000
Outstanding as of December 31, 2024	18,500,000

Summary of the Company's Total Stock-based Compensation Expense

The Company’s total stock-based compensation expense was summarized as follows (in thousands):

	Year Ended December 31,
	2024	2023	2022
Cost of revenue	$560	$6,342	$40,639
Sales and marketing	4,257	3,060	2,896
Research and development	5,871	3,630	1,980
General and administrative	43,787	22,286	44,323
Total	$54,475	$35,318	$89,838

Employee Stock Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of the Company's Options Activity

A summary of the Company’s options activity for the year ended December 31, 2024 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2023	117,529	$10.00	2.3	$—
Forfeited	(26,093)	$10.00
Expired	(53,960)	$10.00
Outstanding as of December 31, 2024	37,476	$10.00	1.3	$—
Exercisable as of December 31, 2024	—
Unvested as of December 31, 2024	37,476

Equity Settled Restricted Share Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Company's Overall Restricted Shares

A summary of the Company’s Equity-settled Restricted Share Units activity for the year ended December 31, 2024 is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value per RSU
Unvested RSUs as of December 31, 2023	5,162,177	$4.94
Granted	3,744,323	$5.97
Forfeited	(315,618)	$5.21
Vested	(1,925,371)	$4.95
Unvested RSUs as of December 31, 2024	6,665,511	$5.50

Cash settled Restricted Share Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Company's Overall Restricted Shares

A summary of the Company’s Cash-settled RSUs activity for the year ended December 31, 2024 is as follows:

	Number of Cash settled RSUs	Weighted Average Grant Date Fair Value per Cash-settled RSU
Unvested Cash-settled RSUs as of December 31, 2023	63,901	$5.13
Granted	66,695	$5.50
Forfeited	(13,021)	$5.33
Vested	(23,296)	$5.06
Unvested Cash-settled RSUs as of December 31, 2024	94,279	$5.38

Equity-settled Performance-Based Restricted Share Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Fair Values of the Company's Restricted Shares

The estimated November 2024 Modification date fair values of the Company’s PSUs subject to a market condition granted in the first and third quarter of fiscal year 2023 were calculated based on the following assumptions:

Time to maturity (1)	3.2	years
Common stock price (2)	$7.19
Volatility (3)	57.0%
Risk-free rate (4)	4.2%
Dividend yield (5)	0.0%

(1)
Based on contractual terms
(2)
Represents the publicly traded common stock price as of November 6, 2024
(3)
Calculated based on the Company’s historical volatility over a term of between 1.1 years and 3.2 years
(4)
Based on the US Constant Maturity Treasury yield curve as of the valuation date over a matching term over 3.2 years
(5)
Assumes a dividend yield of zero as the Company has no plans to declare dividends in the foreseeable future

Summary of Company's Overall Restricted Shares

A summary of the Company’s PSUs activity for the year ended December 31, 2024 is as follows:

	Number of PSUs	Weighted Average Grant Date Fair Value per PSU
Unvested PSUs as of December 31, 2023	9,550,502	$4.09
Granted	3,849,736	$5.58
Forfeited	(763,859)	$4.11
Unvested PSUs as of December 31, 2024	12,636,379	$5.37

2021 Restricted Shares Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Fair Values of the Company's Restricted Shares

The estimated April 2024 Modification date fair values of the Company’s restricted shares under the 2021 Restricted Shares Plan were calculated based on the following assumptions:

Time to maturity (1)	2.0	years
Common stock price (2)	$5.11
Volatility (3)	65.0%
Risk-free rate (4)	4.9%
Dividend yield (5)	0.0%

(1)
Based on the modified contractual terms
(2)
Represents the publicly traded common stock price as of the April 2024 Modification
(3)
Calculated based on the Company’s historical volatility over a matching term of 1.0 and 2.0 years
(4)
Based on the US Constant Maturity Treasury yield curve as of the valuation date over a matching term of 1.0 and 2.0 years
(5)
Assumes a dividend yield of zero as the Company has no plans to declare dividends in the foreseeable future